As filed with the Securities and Exchange                     File No. 33-41694
Commission on December 18, 1996                               File No. 811-6352

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                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

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             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         Post-Effective Amendment No. 18

                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                Amendment No. 26

                             AETNA SERIES FUND, INC.
                             -----------------------
               (Exact Name of Registrant as Specified in Charter)

             151 Farmington Avenue RC4A, Hartford, Connecticut 06156
             -------------------------------------------------------
                    (Address of Principal Executive Offices)
                                 (860) 273-7834
              (Registrant's Telephone Number, including Area Code)

                            Susan E. Bryant, Counsel
                    Aetna Life Insurance and Annuity Company
             151 Farmington Avenue RC4A, Hartford, Connecticut 06156
                     (Name and Address of Agent for Service)

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It is proposed that this filing will become effective (Check appropriate space):

          ________    immediately upon filing pursuant to paragraph (b) of Rule
                      485

          ________    on _______________________ pursuant to paragraph (b) of
                      Rule 485

          ________ 60 days after filing pursuant to paragraph (a)(1) of Rule 485


             X        on March 3, 1997 pursuant to paragraph (a)(1) of Rule 485
          --------


          ________ 75 days after filing pursuant to paragraph (a)(2) of Rule 485

          ________    on _______________________ pursuant to paragraph (a)(2)
                      of Rule 485

Aetna Series Fund, Inc. has registered an indefinite number of its securities under the Securities Act of 1933 pursuant to Rule 24f-2 of the Investment Company Act of 1940. The Registrant expects to file a Rule 24f-2 Notice for its fiscal year ended October 31, 1996 on or before December 31, 1996.

The purpose for this filing is to provide conformed signatures which were inadvertently left off of the signature page and consent of counsel letter filed yesterday, December 17, 1996 with Post-Effective Amendment No. 17 to the above-referenced Registration Statement (Accession Number 0000950146-96-002280) which is being incorporated herein by reference.

Conformed signatures are attached.

                                   SIGNATURES

Pursuant to the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 17 to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Hartford, and State of Connecticut, on the 17th day of December, 1996.


                                              AETNA SERIES FUND, INC.
                                                  Registrant

                                              By  Shaun P. Mathews*
                                                  Shaun P. Mathews
                                                  President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 17 to the Registration Statement has been signed below by the following persons on December 17, 1996 in the capacities indicated.

Signature                                    Title

Shaun P. Mathews*                            President and Director
------------------------------------------
Shaun P. Mathews                             (Principal Executive Officer)

Morton Ehrlich*                              Director
------------------------------------------
Morton Ehrlich

Maria T. Fighetti*                           Director
------------------------------------------
Maria T. Fighetti

David L. Grove*                              Director
------------------------------------------
David L. Grove

Daniel P. Kearney*                           Director
------------------------------------------
Daniel P. Kearney

Timothy A. Holt*                             Director
------------------------------------------
Timothy A. Holt

Sidney Koch*                                 Director
------------------------------------------
Sidney Koch

Corine T. Norgaard*                          Director
------------------------------------------
Corine T. Norgaard

Richard G. Scheide*                          Director
------------------------------------------
Richard G. Scheide

J. Scott Fox*                                Vice President and Treasurer
------------------------------------------   (Principal Financial and Accounting
J. Scott Fox                                 Officer)


By:  /s/Susan E. Bryant
     -------------------------------------
         *
           Attorney-in-Fact